Related Party Disclosures	12 Months Ended
Sep. 30, 2023
Disclosure of Related Party Explanatory [Abstract]
Related Party Disclosures
32.
RELATED PARTY DISCLOSURES

In the course of the Company’s ordinary business activities, the Company enters into related party transactions with its shareholders and key management personnel.

Parent and ultimate controlling party

The ultimate controlling party of the Group prior to the Transaction were Alexander and Christian Birkenstock. At the Transaction, L Catterton became the new ultimate controlling party.

Transactions with key management personnel

Key management compensation

Key management personnel for the periods presented consisted of our Chief Executive Officer(s), Chief Financial Officer, Chief Communications Officer, Chief Legal Officer, Chief Product Officer, Chief Sales Officer, Chief Technical Operations Officer, President Europe, President Americas and the Board of Directors. Key management compensation is comprised of the following:

	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020 through April 30, 2021
Short-term employee benefits	16,436	12,569	6,940	1,252
Long-term employee benefits	244	—	131	183
Post-employment benefits	732	839	309	433
Termination benefits	2,053	120	—	—
Share-based compensation	54,752	—	—	—
Total	74,217	13,528	7,380	1,868

In addition to the amounts disclosed above, the Company incurred expense of €4.7 million for the period from October 1, 2020 to April 30, 2021, to CB Beteiligungs GmbH & Co. KG as well as AB-Beteiligungs GmbH in respect of services provided to the Company by our Chief Executive Officer(s) amongst other services provided, pursuant to consulting service arrangements in place between those entities and the Company.

The Company adopted a post-IPO non-employee director compensation program. The Company pays certain non-employee directors, $125,000 per year of cash compensation and provides them with an annual equity grant consisting of restricted share units with a grant date value of $75,000 for their service on our Board of Directors. Further, the Company pays an additional $25,000 per year to the chair of the audit committee. However, as the compensation program was adopted after the reporting period, no expenses were recognized during the year ended September 30, 2023.

Key management personnel transactions

The Company maintains a long-term business relationship related to the production of advertising content with a model agency, owned by a family member of our Chief Executive Officer. The Company incurred marketing expenses in the amount of €0.2 million, €0.5 million, €0.2 million and €0.4 million during the years ended September 30, 2023, and September 30, 2022, the period from May 1, 2021, through September 30, 2021, and the period from October 1, 2020, through April 30, 2021, respectively.

The Company generated management service income from Ockenfels Group GmbH & Co. KG (“Ockenfels”), an entity over which key management personnel has control or significant influence, in the amount of €15 thousand, €0.2 million and €0.1 million during the Successor years ended September 30, 2023 and September 30, 2022, and the period from May 1, 2021, through September 30, 2021, respectively.

There were no material outstanding balances related to these transactions as of September 30, 2023 and 2022.

The Company also leased administrative buildings from Ockenfels and made lease payments in the amount of €0.5 million, €0.5 million and €0.2 million during the Successor years ended September 30, 2023 and September 30, 2022 and the period from May 1, 2021, through September 30, 2021, respectively. The lease liability amounted to €1.7 million and €0.4 million as of September 30, 2023 and September 30, 2022, respectively. The increase in 2023 is a result of the extension of the lease term.

As of September 30, 2023, the Company has outstanding receivables of €2.5 million against Ockenfels. There was no material outstanding balance as of September 30, 2022.

Other related party transactions

Transactions with other related parties are presented in the table below and primarily consisted of:

(1) purchase of products from Birkenstock Cosmetics GmbH & Co. KG, an entity controlled by the Predecessor shareholders, by the Company,

(2) consulting fees for management services provided by and expenses reimbursed to L Catterton Management Company LLC and related entities controlled by Successor shareholders to the Company,

(3) principal lease payments for manufacturing as well as logistics sites incurred to entities controlled by the Predecessor shareholders and of close members of the Predecessor shareholders’ family, and

(4) interest expense incurred in relation to withdrawals on the Predecessor shareholder’s capital accounts, in accordance with the partnership agreement between the Predecessor shareholders as well as interest expense in relation to the leases from entities controlled by the Predecessor shareholders mentioned under (3).

	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020 through April 30, 2021
Sales		—	—	(345)
Consulting fees and cost reimbursements	(405)	(2,867)	—	—
Lease payments		—	—	(3,018)
Interest expense		—	—	(484)

As of September 30, 2023, the corresponding lease liability to the lease payments amounted to €0.1 million. There were no material outstanding balances related to other related party transactions as of September 30, 2022.